Description of Business and Organization (Details)							1 Months Ended	12 Months Ended
	Jun. 11, 2024 USD ($) $ / shares shares	May 10, 2024 USD ($) $ / shares shares	Apr. 29, 2024 USD ($) $ / shares shares	Sep. 26, 2023 USD ($) $ / shares shares	Apr. 20, 2018 USD ($) shares	Apr. 20, 2018 CNY (¥) shares	Sep. 17, 2009 shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Jun. 06, 2024 USD ($)	Jun. 06, 2024 CNY (¥)	May 01, 2024 shares	Mar. 01, 2024 shares	Apr. 07, 2022 shares	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Jan. 29, 2021 USD ($)	Jan. 29, 2021 CNY (¥)	May 31, 2016
Description of Business and Organization (Details) [Line Items]
Ordinary shares issued (in Shares) | shares								1,743,362	1,184,861						12
Ordinary shares outstanding (in Shares) | shares								1,743,362	1,184,861						12
Cash								$ 32,900,000
Net loss								(4,234,242)	$ (21,138,777)	$ (3,198,366)
Net cash used in operating activities								(3,155,439)	(3,283,513)	(5,385,973)
Investment loss								1,600,000
Net loss approximately								(4,234,228)	$ (21,138,525)	$ (3,192,119)
Gross proceeds								$ 10,222,600
Ordinary shares par vale (in Dollars per share) | $ / shares								$ 0.24	$ 0.24
Credit borrowing											$ 5,540,000	¥ 40,000,000
Liquidity and Capital Resources [Member]
Description of Business and Organization (Details) [Line Items]
Working capital deficit								$ 4,700,000
Net cash used in operating activities								(2,900,000)
Net loss approximately								2,600,000
Jiuzhou Pharmacy [Member]
Description of Business and Organization (Details) [Line Items]
Total amount of investment																$ 741,540	¥ 5,100,000
Bank Loan [Member]
Description of Business and Organization (Details) [Line Items]
Credit borrowing								$ 1,550,000
Renovation Investment [Member]
Description of Business and Organization (Details) [Line Items]
Issuance of shares (in Shares) | shares							7,900,000
Percentage of capital stock							100.00%
Shouantang Bio [Member]
Description of Business and Organization (Details) [Line Items]
Percentage of capital stock																				49.00%
Jiuzhou Pharmacy [Member]
Description of Business and Organization (Details) [Line Items]
Percentage of capital stock																51.00%	51.00%
Jiuxin Medicine [Member]
Description of Business and Organization (Details) [Line Items]
Percentage of capital stock					10.00%	10.00%
Total proceeds of investment					$ 79,625	¥ 507,760
Shares repurchase percentage (in Shares) | shares					10	10
Total price																		$ 77,410	¥ 507,760
Common Stock [Member]
Description of Business and Organization (Details) [Line Items]
Ordinary shares issued (in Shares) | shares													20	20
Ordinary shares outstanding (in Shares) | shares													20	20
Common Stock [Member] | Subsequent Event [Member]
Description of Business and Organization (Details) [Line Items]
Issuance of shares (in Shares) | shares	1,980,000	1,610,000	900,000
Share price (in Dollars per share) | $ / shares	$ 1.7	$ 1.7	$ 1.7
Private Placement [Member]
Description of Business and Organization (Details) [Line Items]
Issuance of shares (in Shares) | shares				498,000
Ordinary shares issued (in Shares) | shares	1,980,000	1,610,000		498,000
Share price (in Dollars per share) | $ / shares	$ 1.7	$ 1.7		$ 5.2
Gross proceeds	$ 3,366,000	$ 2,737,000	$ 1,530,000	$ 2,589,600
Ordinary shares par vale (in Dollars per share) | $ / shares	$ 0.24	$ 0.24
Private Placement [Member] | Subsequent Event [Member]
Description of Business and Organization (Details) [Line Items]
Ordinary shares issued (in Shares) | shares			900,000
Share price (in Dollars per share) | $ / shares			$ 1.7
Ordinary shares par vale (in Dollars per share) | $ / shares			$ 0.24